United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2011

Date of reporting period: 02/28/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.54%)
Agriculture, Foods, & Beverage (12.10%)
Archer-Daniels-Midland Co.	3,477,500	$129,293,450
Coca-Cola Co., The	1,027,300	65,665,016
Kellogg Co.	930,000	49,810,800
McCormick & Co. Inc.	428,600	20,422,790
Nestle SA ADR	1,175,800	66,541,579
PepsiCo Inc.	641,400	40,677,588
Sysco Corp.	1,109,800	30,841,342

		403,252,565

Banks (4.14%)
M&T Bank Corp.	213,400	18,789,870
Northern Trust Corp.	460,500	23,747,985
Suntrust Banks Inc.	334,600	10,094,882
Wells Fargo & Co.	2,643,100	85,266,406

		137,899,143

Building Materials & Construction (1.43%)
Vulcan Materials Co.	1,039,200	47,647,320

Chemicals (9.48%)
Air Products & Chemicals Inc.	830,000	76,360,000
Dow Chemical Co., The	243,000	9,029,880
E.I. du Pont de Nemours & Co.	458,304	25,147,140
International Flavors & Fragrances Inc.	525,000	29,898,750
Sigma-Aldrich Corp.	2,750,000	175,697,500

		316,133,270

Computer Software & Services (3.50%)
Automatic Data Processing Inc.	109,900	5,495,000
Microsoft Corp.	3,172,000	84,311,760
SAP AG	444,800	26,797,301

		116,604,061

Computers (6.77%)
Hewlett-Packard Co.	3,019,400	131,736,422
International Business Machines Corp.	580,000	93,890,400

		225,626,822

Consumer & Marketing (5.34%)
AptarGroup Inc.	677,405	32,630,599
Colgate-Palmolive Co.	436,300	34,258,276
Procter & Gamble Co., The	1,765,155	111,293,023

		178,181,898

Electronic/Electrical Manufacturing (7.45%)
Agilent Technologies Inc. (a)	548,071	23,062,828
Applied Materials Inc.	845,900	13,898,137
Emerson Electric Co.	729,400	43,516,004
General Electric Co.	3,848,900	80,518,988
Intel Corp.	2,420,800	51,974,576
Linear Technology Corp.	1,023,400	35,368,704

		248,339,237

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.64%)
Berkshire Hathaway Inc. Class A (a)	162	$21,270,600
Berkshire Hathaway Inc. Class B (a)	143	12,481

		21,283,081

Health Care (9.54%)
Abbott Laboratories	847,500	40,764,750
Eli Lilly & Co.	997,000	34,456,320
Johnson & Johnson	2,481,600	152,469,504
Merck & Co. Inc.	631,600	20,571,212
Pfizer Inc.	2,952,000	56,796,480
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	13,051,050

		318,109,316

Machinery & Manufacturing (6.70%)
3M Co.	564,000	52,017,720
Caterpillar Inc.	877,700	90,341,661
HNI Corp.	1,439,200	45,665,816
Illinois Tool Works Inc.	652,500	35,300,250

		223,325,447

Media & Broadcasting (3.58%)
Walt Disney Co., The	2,728,640	119,350,714

Mining & Metals (4.82%)
BHP Billiton PLC	941,859	37,258,978
Nucor Corp.	531,200	25,476,352
Rio Tinto PLC	476,280	33,365,906
Rio Tinto PLC ADR	907,200	64,483,776

		160,585,012

Oil & Gas (15.98%)
BG Group PLC	3,199,100	77,824,838
Bill Barrett Corp. (a)	1,032,400	40,139,712
Chevron Corp.	1,060,000	109,975,000
Devon Energy Corp.	212,204	19,403,934
Exxon Mobil Corp.	2,615,200	223,678,056
Royal Dutch Shell PLC ADR Class A	487,900	35,250,775
Spectra Energy Corp.	399,950	10,698,662
Tidewater Inc.	154,191	9,592,222
Woodside Petroleum Ltd.	141,170	6,121,020

		532,684,219

Retailers (2.09%)
Wal-Mart Stores Inc.	1,339,100	69,606,418

Telecom & Telecom Equipment (4.28%)
AT&T Inc.	2,140,534	60,748,355
Cisco Systems Inc. (a)	1,567,800	29,098,368
Corning Inc.	1,284,600	29,622,876
Verizon Communications Inc.	624,900	23,071,308

		142,540,907

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Transportation (0.20%)
GATX Corp.	190,700	$6,615,383

Utilities & Energy (0.50%)
Duke Energy Corp.	920,900	16,566,991

Total Common Stocks
(cost $1,331,979,268)		3,284,351,804

Short-term Investments (1.10%)
JPMorgan U.S. Government Money Market Fund	36,557,862	36,557,862

Total Short-term Investments
(cost $36,557,862)		36,557,862

TOTAL INVESTMENTS (99.64%)
(cost $1,368,537,130)		3,320,909,666
OTHER ASSETS, NET OF LIABILITIES (0.36%)		12,103,968

NET ASSETS (100.00%)		$3,333,013,634

(a)	Non-income producing security.

ADR – American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2011

(Unaudited)

	Shares	Value
Common Stocks (58.63%)
Agriculture, Foods, & Beverage (6.87%)
Archer-Daniels-Midland Co.	940,561	$34,970,058
Campbell Soup Co.	26,000	875,160
Coca-Cola Co., The	205,000	13,103,600
Kellogg Co.	310,000	16,603,600
Nestle SA ADR	252,500	14,289,632
PepsiCo Inc.	110,100	6,982,542
Sysco Corp.	165,300	4,593,687

		91,418,279

Banks (2.59%)
M&T Bank Corp.	37,700	3,319,485
Northern Trust Corp.	104,700	5,399,379
Suntrust Banks Inc.	54,300	1,638,231
Wells Fargo & Co.	747,600	24,117,576

		34,474,671

Building Materials & Construction (0.65%)
Lafarge SA	21,338	1,294,211
Vulcan Materials Co.	160,200	7,345,170

		8,639,381

Chemicals (5.29%)
Air Products & Chemicals Inc.	230,000	21,160,000
Dow Chemical Co., The	69,000	2,564,040
E.I. du Pont de Nemours & Co.	108,705	5,964,643
International Flavors & Fragrances Inc.	120,000	6,834,000
Novozymes A/S - B Shares	17,590	2,459,839
Sigma-Aldrich Corp.	491,000	31,369,990

		70,352,512

Computer Software & Services (1.60%)
Automatic Data Processing Inc.	30,000	1,500,000
Microsoft Corp.	625,400	16,623,132
SAP AG	52,800	3,180,975

		21,304,107

Computers (4.33%)
Hewlett-Packard Co.	754,000	32,897,020
International Business Machines Corp.	152,100	24,621,948

		57,518,968

Consumer & Marketing (2.80%)
AptarGroup Inc.	113,100	5,448,027
Colgate-Palmolive Co.	21,200	1,664,624
Procter & Gamble Co., The	477,700	30,118,985

		37,231,636

Electronic/Electrical Manufacturing (3.75%)
Agilent Technologies Inc. (a)	143,787	6,050,557
Applied Materials Inc.	182,000	2,990,260
Emerson Electric Co.	78,800	4,701,208
General Electric Co.	796,300	16,658,596
Intel Corp.	592,500	12,720,975

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$2,201,782
Linear Technology Corp.	130,100	4,496,256

		49,819,634

Financial Services (0.34%)
Berkshire Hathaway Inc. Class A (a)	34	4,464,200
Berkshire Hathaway Inc. Class B (a)	533	46,520

		4,510,720

Health Care (5.88%)
Abbott Laboratories	92,000	4,425,200
Allergan Inc.	154,800	11,481,516
Eli Lilly & Co.	212,000	7,326,720
Johnson & Johnson	417,700	25,663,488
Medtronic Inc.	21,600	862,272
Merck & Co. Inc.	144,100	4,693,337
Pfizer Inc.	960,000	18,470,400
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,205,390

		78,128,323

Machinery & Manufacturing (3.99%)
3M Co.	124,600	11,491,858
Caterpillar Inc.	262,400	27,008,832
Donaldson Company Inc.	43,100	2,426,530
HNI Corp.	160,000	5,076,800
Illinois Tool Works Inc.	130,600	7,065,460

		53,069,480

Media & Broadcasting (4.10%)
Lee Enterprises Inc. Class A (a)	42,000	124,740
Lee Enterprises Inc. Class B (a) (b)	42,000	124,740
Thomson Reuters Corp.	192,414	7,590,732
Walt Disney Co., The	1,065,995	46,626,621

		54,466,833

Mining & Metals (4.58%)
BHP Billiton PLC	169,900	6,721,070
Newmont Mining Corp.	29,200	1,613,884
Nucor Corp.	436,800	20,948,928
Rio Tinto PLC	153,825	10,776,246
Rio Tinto PLC ADR	293,000	20,826,440

		60,886,568

Oil & Gas (7.88%)
BG Group PLC	256,800	6,247,200
Bill Barrett Corp. (a)	100,000	3,888,000
Chevron Corp.	288,000	29,880,000
Devon Energy Corp.	76,170	6,964,985
Exxon Mobil Corp.	448,000	38,317,440
Royal Dutch Shell PLC ADR Class A	216,400	15,634,900
Spectra Energy Corp.	62,950	1,683,912

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	51,128	$2,216,870

		104,833,307

Retailers (1.08%)
Wal-Mart Stores Inc.	276,700	14,382,866

Telecom & Telecom Equipment (2.43%)
AT&T Inc.	533,359	15,136,730
Cisco Systems Inc. (a)	282,800	5,248,768
Corning Inc.	372,300	8,585,238
Nokia Corp. Sponsored ADR	144,900	1,250,487
Verizon Communications Inc.	57,800	2,133,976

		32,355,199

Transportation (0.18%)
GATX Corp.	68,200	2,365,858

Utilities & Energy (0.29%)
Duke Energy Corp.	217,000	3,903,830

Total Common Stocks
(cost $312,774,688)		779,662,172

	Principal amount	Value
Corporate Bonds (14.85%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	1,057,426

Agriculture, Foods, & Beverage (1.90%)
Coca-Cola Co., The
5.750%, 03/15/2011	3,000,000	3,005,430
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,012,401
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,066,297
Hershey Co.
5.300%, 09/01/2011	500,000	512,052
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,101,498
Kraft Foods Inc.
6.250%, 06/01/2012	366,000	388,966
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,139,932
Kellogg Co.
5.125%, 12/03/2012	500,000	534,260
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,058,070
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,058,606
Hershey Co.
5.000%, 04/01/2013	500,000	537,764
General Mills Inc.
5.200%, 03/17/2015	500,000	548,726

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Bottling Group LLC
5.500%, 04/01/2016	$1,000,000	$1,130,970
Hershey Co.
5.450%, 09/01/2016	500,000	565,334
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,148,742
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,272,910
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,096,381
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,094,075
Kellogg Co.
4.000%, 12/15/2020	2,000,000	1,966,496

		25,238,910

Automotive (0.19%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	505,611
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	1,991,808

		2,497,419

Banks (0.89%)
Wachovia Corp.
5.350%, 03/15/2011	750,000	751,256
Bank of America Corp.
5.375%, 08/15/2011	500,000	510,870
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	515,730
Bank of America Corp.
5.375%, 09/11/2012	500,000	528,042
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,594,718
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	534,122
Wachovia Corp.
5.700%, 08/01/2013	750,000	821,384
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	548,165
US Bank NA
4.950%, 10/30/2014	1,500,000	1,634,262
Wachovia Bank NA
5.600%, 03/15/2016	750,000	819,683
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,064,790
5.300%, 03/15/2017	500,000	521,070
Wachovia Corp.
5.750%, 06/15/2017	750,000	836,362
Wachovia Bank NA
6.000%, 11/15/2017	500,000	560,295
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	554,157

		11,794,906

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (0.04%)
Cooper Industries Inc.
5.450%, 04/01/2015	$500,000	$553,968

Chemicals (0.49%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,082,672
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,277,362
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,078,940
5.375%, 11/01/2016	1,000,000	1,127,540

		6,566,514

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	530,929

Computer Software & Services (0.15%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,006,470

Computers (0.28%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,571,415
4.500%, 03/01/2013	1,000,000	1,065,230
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,141,828

		3,778,473

Consumer & Marketing (0.77%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,089,371
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,072,576
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,746,014
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,126,191
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,116,405
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,047,628

		10,198,185

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.12%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,112,978
5.250%, 10/15/2018	500,000	551,617

		1,664,595

Financial Services (0.65%)
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,013,131
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,105,030
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	552,942
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	547,591
5.400%, 02/15/2017	500,000	544,280
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,118,546
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	547,578
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,653,222
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	543,795

		8,626,115

Health Care (1.94%)
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	516,267
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,112,174
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,065,604
AstraZeneca PLC
5.400%, 09/15/2012	750,000	803,091
Abbott Laboratories
5.150%, 11/30/2012	500,000	536,879
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,122,434
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,104,964
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,083,237
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,224,946

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.400%, 06/01/2014	$2,000,000	$2,238,358
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,298,574
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,111,475
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,144,018
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,157,308
AstraZeneca PLC
5.900%, 09/15/2017	750,000	858,256
Abbott Laboratories
5.600%, 11/30/2017	500,000	568,522
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	559,236
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,128,904
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,230,152

		25,864,399

Machinery & Manufacturing (0.71%)
Eaton Corp.
4.900%, 05/15/2013	500,000	537,722
3M Co.
4.375%, 08/15/2013	1,000,000	1,084,779
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,071,801
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,654,704
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,131,325
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,691,202
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,108,002
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,119,240

		9,398,775

Media & Broadcasting (0.32%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,040,630
4.700%, 12/01/2012	1,000,000	1,066,063
6.000%, 07/17/2017	1,000,000	1,142,026

		4,248,719

Mining & Metals (0.63%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,003,942
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	523,578
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,224,540

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	$500,000	$560,506
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,356,231
5.870%, 02/23/2022	756,000	779,428

		8,448,225

Oil & Gas (1.18%)
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,034,350
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,184,776
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	563,948
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,112,967
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,133,473
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,101,257
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,347,790
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,123,606
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,033,689

		15,635,856

Retailers (1.13%)
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,020,352
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,096,956
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,070,657
Target Corp.
5.125%, 01/15/2013	500,000	537,624
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,101,574
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,112,923
Target Corp.
5.875%, 07/15/2016	1,300,000	1,495,359
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,130,399
Target Corp.
5.375%, 05/01/2017	1,500,000	1,700,793
6.000%, 01/15/2018	500,000	574,764
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,143,584

		14,984,985

Telecom & Telecom Equipment (0.99%)
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,521,561

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon New Jersey Inc.
5.875%, 01/17/2012	$3,000,000	$3,132,468
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,144,009
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,097,460
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,155,406
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	530,383
5.500%, 02/15/2018	500,000	545,294

		13,126,581

Transportation (0.16%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,066,610
5.500%, 01/15/2018	1,000,000	1,123,166

		2,189,776

Utilities & Energy (2.19%)
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,066,729
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,060,513
Pacificorp
6.900%, 11/15/2011	2,000,000	2,089,762
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,037,220
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,144,908
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,604,072
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,075,946
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,223,914
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,199,776
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,112,898
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,129,203
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	571,309
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,694,937
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,097,077
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,106,447
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	557,482
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,105,064
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	562,609

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Duke Energy Carolinas
5.100%, 04/15/2018	$1,000,000	$1,092,477
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	554,410

		29,086,753

Total Corporate Bonds
(cost $183,296,399)		197,497,979

Foreign Government Bonds (0.21%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,794,640

Total Foreign Government Bonds
(cost $2,493,907)		2,794,640

Government Agency Securities (c) (0.24%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,144,919
3.875%, 02/15/2021	2,000,000	2,013,290

Total Government Agency Securities
(cost $2,979,049)		3,158,209

U.S. Treasury Obligations (20.72%)
U.S. Treasury Notes
5.000%, 08/15/2011	5,000,000	5,111,135
4.875%, 02/15/2012	10,000,000	10,438,280
4.375%, 08/15/2012	6,000,000	6,347,112
3.875%, 02/15/2013	10,000,000	10,634,770
3.625%, 05/15/2013	10,000,000	10,635,940
4.250%, 08/15/2013	10,000,000	10,821,880
4.250%, 11/15/2013	10,000,000	10,880,470
4.000%, 02/15/2014	10,000,000	10,846,880
4.250%, 11/15/2014	20,000,000	22,026,560
4.000%, 02/15/2015	15,000,000	16,381,635
4.125%, 05/15/2015	20,000,000	21,940,620
4.500%, 02/15/2016	15,000,000	16,707,420
5.125%, 05/15/2016	20,000,000	22,903,120
4.625%, 02/15/2017	20,000,000	22,400,000
3.250%, 03/31/2017	5,000,000	5,203,125
3.500%, 02/15/2018	20,000,000	20,900,000
3.750%, 11/15/2018	10,000,000	10,553,910
3.125%, 05/15/2019	20,000,000	20,064,060
3.625%, 08/15/2019	10,000,000	10,375,000
3.625%, 02/15/2020	10,000,000	10,298,440

Total U.S. Treasury Obligations
(cost $257,878,698)		275,470,357

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Shares	Value
Short-term Investments (4.76%)
JPMorgan U.S. Government Money Market Fund	63,366,876	$63,366,876

Total Short-term Investments
(cost $63,366,876)		63,366,876

TOTAL INVESTMENTS (99.41%)
(cost $822,789,617)		1,321,950,233
OTHER ASSETS, NET OF LIABILITIES (0.59%)		7,812,918

NET ASSETS (100.00%)		$1,329,763,151

(a)	Non-income producing security.

(b)	Illiquid due to sales restrictions on Class B shares and, in accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. At February 28, 2011, the fair value of this security was $124,740 or 0.009% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depository Receipt

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (18.47%)
Banks (10.98%)
Suntrust Bank
3.000%, 11/16/2011	$5,000,000	$5,096,315
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,111,290
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,094,185
US Bancorp
2.250%, 03/13/2012	5,000,000	5,091,590
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,102,135
3.125%, 06/15/2012	5,000,000	5,166,630
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,175,350
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,065,163

		38,902,658

Financial Services (7.49%)
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,086,630
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,079,975
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,100,645
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,093,090
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,073,539
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,131,595

		26,565,474

Total Corporate Bonds
(cost $64,020,873)		65,468,132

U.S. Treasury Obligations (73.32%)
U.S. Treasury Notes
5.000%, 08/15/2011	6,000,000	6,133,362
4.500%, 09/30/2011	10,000,000	10,249,610
4.625%, 10/31/2011	10,000,000	10,293,750
4.875%, 02/15/2012	10,000,000	10,438,280
4.500%, 04/30/2012	10,000,000	10,483,980
4.875%, 06/30/2012	10,000,000	10,598,440
3.375%, 11/30/2012	10,000,000	10,495,310
3.875%, 02/15/2013	20,000,000	21,269,540
3.625%, 05/15/2013	10,000,000	10,635,940
1.375%, 05/15/2013	10,000,000	10,130,500
4.250%, 08/15/2013	10,000,000	10,821,880
3.125%, 09/30/2013	15,000,000	15,835,545
4.000%, 02/15/2014	10,000,000	10,846,880
4.750%, 05/15/2014	10,000,000	11,116,410
2.625%, 06/30/2014	10,000,000	10,421,090
4.250%, 08/15/2014	10,000,000	10,986,720
4.250%, 11/15/2014	5,000,000	5,506,640
4.000%, 02/15/2015	5,000,000	5,460,545
4.125%, 05/15/2015	5,000,000	5,485,155

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.750%, 07/31/2015	$10,000,000	$9,951,600
4.250%, 08/15/2015	20,000,000	22,056,240
2.625%, 02/29/2016	10,000,000	10,233,590
2.625%, 04/30/2016	20,000,000	20,410,940

Total U.S. Treasury Obligations
(cost $252,075,854)		259,861,947

	Shares	Value
Short-term Investments (7.50%)
JPMorgan U.S. Government Money Market Fund	26,579,838	26,579,838

Total Short-term Investments
(cost $26,579,838)		26,579,838

TOTAL INVESTMENTS (99.29%)
(cost $342,676,565)		351,909,917
OTHER ASSETS, NET OF LIABILITIES (0.71%)		2,515,647

NET ASSETS (100.00%)		$354,425,564

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.40%)
Alabama (2.11%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa2	$2,000,000	$2,089,320
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	2,000,000	2,178,080
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,169,431
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,246,424
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	870,740
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,686,304
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,570,065

					11,810,364

Alaska (2.33%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,311,300
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,973,612
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	604,118
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	306,599
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,043,460
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	663,692
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,148,262
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,005,090
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,288,127
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,650,000	2,666,218

					13,010,478

Arizona (3.09%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	958,248
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	565,803
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	531,280
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	Aa2	4,180,000	4,726,033
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	554,130
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,601,775
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,048,750
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,076,790
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011) (c)	5.000%	07/01/2023	Aa2	1,000,000	1,075,980
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,495,590
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,595,220
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,063,620

					17,293,219

Arkansas (1.45%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,372,111
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,242,238
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,522,045
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,370,120

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	$100,000	$107,424
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	356,276
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,598,265
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	525,885

					8,094,364

California (5.71%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (d)	5.000%	07/01/2015	AAA	1,000,000	1,097,640
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,708,011
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,225,480
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,440,450
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa1	1,355,000	1,442,601
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	5,000,000	5,067,200
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,653,304
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	756,791
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	775,321
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,181,773
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aaa	2,900,000	2,994,047
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	814,836
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,694,925
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,438,874
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	842,490
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	591,618
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,642,795
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	987,190
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	599,256

					31,954,602

Colorado (2.39%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	AA-	1,750,000	1,809,552
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (d)	5.250%	12/15/2013	AAA	5,000	5,191
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	576,025
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,821,162
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	646,230

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	$3,000,000	$3,444,750
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,541,430
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,495,208
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,030,580

					13,370,128

Connecticut (1.41%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (d)	5.000%	01/15/2018	Aa2	600,000	666,570
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	574,845
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	563,855
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	531,965
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa2	1,900,000	2,044,989
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	626,274
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,028,620
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,849,464

					7,886,582

Delaware (0.21%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,181,385

Florida (7.77%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B (Prerefunded to 06-01-2011 @ 101) (d)	5.500%	06/01/2016	Aa1	4,910,000	5,021,752
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,115,970
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,091,200
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,140,607
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,189,085
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	AA-	1,220,000	1,221,513
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,529,250
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	AA	1,170,000	1,200,537
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,050,370
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,524,990
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	658,692
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,049,370
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,486,792
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	AA	1,215,000	1,225,461
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,483,500
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,873,745
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	AA	1,290,000	1,277,487
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	Aa2	3,000,000	3,056,010
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,423,100
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,143,240
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,639,343
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,060,940

					43,462,954

Georgia (3.75%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,035,280

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	$2,950,000	$3,105,878
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (d)	5.750%	03/01/2012	Aaa	50,000	52,683
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,186,870
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (d)	5.125%	05/01/2014	Aaa	3,450,000	3,641,130
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	AA-	200,000	202,724
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	AA-	250,000	260,148
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	1,959,638
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,100,040
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	758,272
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,078,940
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,062,220
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,515,648

					20,959,471

Hawaii (0.91%)
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (d)	6.375%	03/01/2011	AA	700,000	700,000
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,199,299
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,199,260

					5,098,559

Idaho (0.51%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,806,424
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,061,130

					2,867,554

Illinois (3.88%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,321,054
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1	2,000,000	2,096,180
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa2	1,045,000	1,131,045
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa2	1,100,000	1,186,526
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	920,394
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,722,303
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	4,918,000
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,430,434
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,529,563
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,291,152
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,131,060

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	$1,000,000	$1,023,700

					21,701,411

Indiana (2.12%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,826,433
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	208,276
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	218,827
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,794,620
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	228,466
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	243,016
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,150,696
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	550,085
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,151,955
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,039,230
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,479,495

					11,891,099

Iowa (2.90%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,082,842
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,059,542
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	560,435
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	922,990
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,285,438
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,235,064
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,400,692
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,840,196
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,801,975
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,025,520
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	1,998,380
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,021,610

					16,234,684

Kansas (4.96%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11-01-2011 @ 100) (d)	5.000%	11/01/2014	Aa2	2,790,000	2,860,308
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,301,420
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,311,341
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aa2	1,300,000	1,301,872
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	707,379
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,082,810
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	989,316
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,038,251
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,061,220
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	928,982

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	$1,615,000	$1,701,370
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	1,994,260
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,195,720
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,158,117
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,301,702
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,322,497
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	NR	215,000	219,773
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (d)	5.600%	08/15/2029	NR	1,335,000	1,491,542
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	NR	225,000	229,838
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (d)	5.600%	08/15/2030	NR	1,405,000	1,569,750

					27,767,468

Kentucky (1.79%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,365,754
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,151,486
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,662,859
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	2,180,000	2,246,163
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,601,850
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,007,970

					10,036,082

Louisiana (1.48%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (d)	5.000%	05/01/2018	AA-	4,000,000	4,367,320
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,429,981
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	423,800
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	2,000,000	2,086,800

					8,307,901

Maine (1.08%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	108,113
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,782,667
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,143,491

					6,034,271

Maryland (1.45%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	491,456
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,111,656
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	489,448
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,205,180
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,200,412

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	$1,500,000	$1,592,280

					8,090,432

Massachusetts (1.20%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,237,184
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2017	AA	5,000,000	5,503,700

					6,740,884

Michigan (0.87%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	522,145
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	501,371
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,002,300
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,119,180
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	697,473

					4,842,469

Minnesota (0.30%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	622,638
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,065,650

					1,688,288

Mississippi (2.47%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,216,460
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,315,280
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,626,147
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,047,190
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	503,148
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	556,112
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	528,770
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	423,016
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,078,050
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,475,032
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	1,000,000	1,074,430

					13,843,635

Missouri (2.94%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,983,274

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	$1,060,000	$1,154,806
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	558,996
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,593,501
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,137,670
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	5,943,488
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,089,940

					16,461,675

Montana (0.10%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	534,688

Nebraska (2.92%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (d)	6.150%	02/01/2012	AAA	1,595,000	1,678,466
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,171,270
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,320,702
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,301,056
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,655,801
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,165,940
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,071,130

					16,364,365

New Hampshire (1.17%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	569,605
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds,
Series 2003 (Prerefunded to 06-01-2013 @ 100) (d)	5.000%	12/01/2017	Aa1	2,620,000	2,863,634
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,516,234
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,577,310

					6,526,783

New Jersey (3.24%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	AA-	7,000,000	7,778,190
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,285,534
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,684,111
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,894,414
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey),
County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,650,695
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	798,555
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,735,240
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,298,280

					18,125,019

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (1.74%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	$3,500,000	$3,819,305
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,437,714
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,380,364
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,074,780
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,019,290

					9,731,453

New York (3.39%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	2,000,000	2,093,840
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,048,910
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,149,480
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	2,665,000	2,673,315
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	1,225,000	1,213,387
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	726,143
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	428,745
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	649,344
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	3,000,000	3,137,940
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,291,135
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	468,367
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,626,370
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	434,452
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,011,100

					18,952,528

North Carolina (1.11%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	915,936
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	AA-	1,000,000	1,095,780
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A+	545,000	561,361
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,027,550
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,599,053
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,006,830

					6,206,510

North Dakota (0.60%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,049,127
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,298,451

					3,347,578

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (1.47%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	$1,375,000	$1,388,008
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,666,458
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,058,220
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,130,200
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	1,991,422

					8,234,308

Oklahoma (0.87%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,356,788
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,539,410
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,980,000	1,973,129

					4,869,327

Oregon (2.46%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,401,277
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	530,180
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,773,704
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	480,000	489,974
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,048,460
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,623,420
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	AA	745,000	837,015
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	AA	670,000	747,720
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	AA	750,000	832,928
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,357,348
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,103,680

					13,745,706

Pennsylvania (1.43%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,129,974
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,058,379
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,080,439
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,220,726
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,042,690

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	$2,300,000	$2,468,222

					8,000,430

Rhode Island (0.18%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,031,160

South Carolina (0.91%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,042,860
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,060,171
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,017,370
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	828,200
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,166,262

					5,114,863

South Dakota (0.25%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,379,426

Tennessee (2.62%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,964,328
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,194,566
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,117,221
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,138,740
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,059,620
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,088,724
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,045,190
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,043,920

					14,652,309

Texas (3.64%)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,678,169
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	526,172
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,045,160
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	498,708
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	402,518
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	420,485
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,502,701
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,122,960

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	$1,165,000	$1,188,917
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,176,880
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,612,580
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,084,610
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,043,950
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,022,530
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,053,460

					20,379,800

Utah (1.02%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	442,755
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	642,174
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,544,242
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,059,083

					5,688,254

Virginia (2.57%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A (Prerefunded to 08-01-2011 @ 101) (d)	5.000%	08/01/2014	Aa1	2,000,000	2,058,400
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,082,271
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,723,972
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (d)	4.125%	12/01/2020	Aaa	2,100,000	2,356,746
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,574,280
County of Spotsylvania, Virginia, Water and Swer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,317,337
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,026,230
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,251,620

					14,390,856

Washington (4.27%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	1,935,000	2,028,654
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (d)	5.750%	10/01/2012	AA+	30,000	31,485
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	753,187
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,090,290
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	787,730
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,087,730
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,028,110
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,058,300
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,167,720

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	$565,000	$580,306
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,500,470
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,047,990
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,148,480
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	510,730
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,534,755
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,532,190

					23,888,127

West Virginia (0.46%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,593,475

Wisconsin (1.58%)
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (d)	5.375%	01/01/2016	NR	1,460,000	1,519,466
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	572,468
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,042,820
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	847,984
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,430,478
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	314,097
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,034,380
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,106,360

					8,868,053

Wyoming (0.32%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,787,703

Total Long-term Municipal Bonds
(cost $528,520,678)					545,042,680

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011

(Unaudited)

	Shares	Value
Short-term Investments (1.64%)
JPMorgan Tax Free Money Market Fund	9,170,458	$9,170,458

Total Short-term Investments
(cost $9,170,458)		9,170,458

TOTAL INVESTMENTS (99.04%)
(cost $537,691,136)		554,213,138
OTHER ASSETS, NET OF LIABILITIES (0.96%)		5,384,425

NET ASSETS (100.00%)		$559,597,563

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.
(b)	Long-term Municipal Bonds consisted of 6.88% Advanced Refund Bonds, 39.89% General Obligation Bonds and 53.23% Municipal Revenue Bonds.
(c)	Securities purchased on a “when-issued” basis.
(d)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

NR – Not Rated

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities
•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

24

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of February 28, 2011:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,284,351,804	$—	$—	$3,284,351,804
Short-term Investments	36,557,862	—	—	36,557,862
Balanced Fund
Common Stocks (a)	779,537,432	124,740	—	779,662,172
Corporate Bonds	—	197,497,979	—	197,497,979
Foreign Government Bonds	—	2,794,640	—	2,794,640
Government Agencies	—	3,158,209	—	3,158,209
U.S. Treasury Obligations	—	275,470,357	—	275,470,357
Short-term Investments	63,366,876	—	—	63,366,876
Interim Fund
Corporate Bonds	—	65,468,132	—	65,468,132
U.S. Treasury Obligations	—	259,861,947	—	259,861,947
Short-term Investments	26,579,838	—	—	26,579,838
Municipal Bond Fund
Long-term Municipal Bonds	—	545,042,680	—	545,042,680
Short-term Investments	9,170,458	—	—	9,170,458

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2010 or for the period ended February 28, 2011. There were no significant transfers of securities between Level 1 and Level 2 as of February 28, 2011 as compared to November 30, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2011, the Municipal Bond Fund had commitments of $1,060,320 (representing 0.19% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

25

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of February 28, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,368,537,130	$2,000,831,889	$(48,459,353)	$1,952,372,536
Balanced Fund	822,787,452	514,318,835	(15,156,054)	499,162,781
Interim Fund	342,676,565	9,740,068	(506,716)	9,233,352
Municipal Bond Fund	537,691,136	18,062,937	(1,540,935)	16,522,002

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	April 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	April 22, 2011

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date	April 22, 2011